Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Accrued Liabilities [Abstract]
Professional consultants’ expenses	$ 332,690	$ 285,398
Vendor liabilities	112,635	13,000
Related party expenses		4,107
Interest short term loan	25,605
Accrued board fees	184,672	149,496
Accrued bonus	960,025	510,678
Other accrued expenses	36,643	23,758
Total other accrued liabilities	$ 1,652,270	$ 986,437